Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment to Its Residual Value Over its Estimated Useful Life (Details)	12 Months Ended
Mar. 31, 2025
Plant and buildings [Member] | Minimum [Member]
Schedule of Property, Plant and Equipment to Its Residual Value Over its Estimated Useful Life [Line Items]
Estimated useful life of property, plant and equipment	6 years
Plant and buildings [Member] | Maximum [Member]
Schedule of Property, Plant and Equipment to Its Residual Value Over its Estimated Useful Life [Line Items]
Estimated useful life of property, plant and equipment	20 years
Machinery and equipment [Member] | Minimum [Member]
Schedule of Property, Plant and Equipment to Its Residual Value Over its Estimated Useful Life [Line Items]
Estimated useful life of property, plant and equipment	5 years
Machinery and equipment [Member] | Maximum [Member]
Schedule of Property, Plant and Equipment to Its Residual Value Over its Estimated Useful Life [Line Items]
Estimated useful life of property, plant and equipment	10 years
Electronic equipment [Member] | Minimum [Member]
Schedule of Property, Plant and Equipment to Its Residual Value Over its Estimated Useful Life [Line Items]
Estimated useful life of property, plant and equipment	3 years
Electronic equipment [Member] | Maximum [Member]
Schedule of Property, Plant and Equipment to Its Residual Value Over its Estimated Useful Life [Line Items]
Estimated useful life of property, plant and equipment	10 years
Office equipment and furniture [Member] | Minimum [Member]
Schedule of Property, Plant and Equipment to Its Residual Value Over its Estimated Useful Life [Line Items]
Estimated useful life of property, plant and equipment	3 years
Office equipment and furniture [Member] | Maximum [Member]
Schedule of Property, Plant and Equipment to Its Residual Value Over its Estimated Useful Life [Line Items]
Estimated useful life of property, plant and equipment	7 years
Motor vehicles [Member] | Minimum [Member]
Schedule of Property, Plant and Equipment to Its Residual Value Over its Estimated Useful Life [Line Items]
Estimated useful life of property, plant and equipment	4 years
Motor vehicles [Member] | Maximum [Member]
Schedule of Property, Plant and Equipment to Its Residual Value Over its Estimated Useful Life [Line Items]
Estimated useful life of property, plant and equipment	5 years
Leasehold improvements [Member]
Schedule of Property, Plant and Equipment to Its Residual Value Over its Estimated Useful Life [Line Items]
Leasehold improvement	Lesser of the lease term or life of assets
Leasehold improvements [Member] | Minimum [Member]
Schedule of Property, Plant and Equipment to Its Residual Value Over its Estimated Useful Life [Line Items]
Leasehold improvement
Leasehold improvements [Member] | Maximum [Member]
Schedule of Property, Plant and Equipment to Its Residual Value Over its Estimated Useful Life [Line Items]
Leasehold improvement